Shareholders' Equity	6 Months Ended
Jun. 30, 2026
Shareholders' Equity [Abstract]
Shareholders' equity

Note 12 — Shareholders’ equity

Ordinary shares

The Company was incorporated under the laws of the Cayman Islands as a limited company on December 7, 2022 and as a holding company. As at the date of its incorporation, the Company allotted and issued one ordinary share to Mr. Hoo Wei Sern (“Mr. Hoo”), the sole shareholder of MMSB. On May 15, 2023, Mr. Hoo completed the transfer of the one ordinary share to Star Sprite Limited, a company which is wholly owned by Mr. Hoo, for the total consideration of US$0.0001.

On July 31, 2024, the Company allotted and issued a total of 14,999,999 ordinary shares (499,999 ordinary shares after giving retroactive effect to the share consolidation described below) to the existing shareholders of the Company to perfect the Company’s capital structure in anticipation of an expected initial public offering of its ordinary shares, and the concurrent listing of its ordinary shares on the NASDAQ stock market.

For the sake of undertaking a public offering of the Company’s ordinary shares, the Company performed a series of re-organizing transactions resulting in 541,667 ordinary shares issued and outstanding as of December 31, 2025, which have been retroactively restated to the beginning of the first period presented. On February 27, 2026 the Company completed its initial public offering of 691,667 ordinary shares (20,750,000 shares before the consolidation) at US$0.40 per share, raising gross proceeds of US$8,300,000 and net proceeds of US$7,541,000 (MYR29,756,714), increasing the shares issued and outstanding to 1,233,334. The Company has only one single class of ordinary shares that are accounted for as permanent equity.

On September 17, 2026 a consolidation of the Company’s issued and unissued ordinary shares on the basis of one ordinary share for every 30 ordinary shares became marketplace effective on The Nasdaq Capital Market. As the consolidation occurred after June 30, 2026 but before these financial statements were available to be issued, all share and per share amounts for every period presented have been retroactively restated to reflect it. Accordingly, the 541,667 and 1,233,334 ordinary shares presented as issued and outstanding as of December 31, 2025 and June 30, 2026 represent 16,250,000 and 37,000,000 ordinary shares respectively before the consolidation, and the par value of each ordinary share has been restated from US$0.0001 to US$0.003. The restatement has no effect on total shareholders’ equity.